Subordinated Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	$ 312,894
Subordinated Debt	1,100,860	1,197,091
Subordinated Notes Due 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	49,892
Debt Instrument, Interest Rate, Effective Percentage	6.21%
Debt Instrument, Maturity Date	Dec. 31, 2013
Subordinated Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	323,856	350,656
Debt Instrument, Interest Rate, Effective Percentage	7.00%
Debt Instrument, Maturity Date	Dec. 31, 2020
Junior Subordianted Debentures Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	111,816	111,816
Debt Instrument, Interest Rate, Effective Percentage	0.94%
Debt Instrument, Maturity Date	Dec. 31, 2027
Junior Subordinated Debentures Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	54,593	54,593
Debt Instrument, Interest Rate, Effective Percentage	0.87%
Debt Instrument, Maturity Date	Dec. 31, 2028
Junior Subordinated Debentures Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Junior Subordinated Debentures Due 2030 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Junior Subordinated Debentures Due 2033 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Junior Subordinated Debentures Due 2033 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Junior Subordinated Debentures Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	72,165	72,165
Debt Instrument, Interest Rate, Effective Percentage	1.65%
Debt Instrument, Maturity Date	Dec. 31, 2036
Junior Subordinated Debentures Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	74,320	74,320
Debt Instrument, Interest Rate, Effective Percentage	1.65%
Debt Instrument, Maturity Date	Dec. 31, 2036
Junior Subordinated Debentures Due 2067 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Subordinated Notes Due 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Subordinated Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	125,109	130,186
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Debt Instrument, Maturity Date	Dec. 31, 2014
Subordinated Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	108,038	110,321
Debt Instrument, Interest Rate, Effective Percentage	5.59%
Debt Instrument, Maturity Date	Dec. 31, 2016
Subordinated Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	143,749	150,219
Debt Instrument, Interest Rate, Effective Percentage	6.67%
Debt Instrument, Maturity Date	Dec. 31, 2018
Subordinated Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	$ 87,214	$ 92,923
Debt Instrument, Interest Rate, Effective Percentage	5.45%
Debt Instrument, Maturity Date	Dec. 31, 2019